Background information of business and organization	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services.

The Company’s subsidiaries as of December 31, 2011 are set out below:

					Percentage
					of Equity
		Paid-up			Directly
	Registered/Place and	Capital			Attributable
Company Name	Date of Incorporation	RMB’000			to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	The PRC May 19, 1997		200,000		100%	Real estate development

Henan Wanzhong Real Estate Co., Ltd.	The PRC February 6, 2005		10,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

			Percentage
	Registered/Place	Paid-up	of Equity Directly
	and Date of	Capital	Attributable
Company Name	Incorporation	RMB’000	to the Group	Principal Activities
Subsidiary companies:
Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	50,000	100%	Providing property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	2,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	2,000	100%	Installation of intercom systems

Henan Xinyuan Real Estate Agency Co., Ltd.**	The PRC November 6, 2005	2,000	100%	Real estate sales, purchase and lease services

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 14, 2011	20,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006	200,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	50,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 1, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC December 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”) ***	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd ****	The PRC July 7, 2006	10,000	52%	Real estate development

*	Expressed in US$’000 or HK$’000
**	Liquidated on January 4, 2009
***	Acquired on November 1, 2010, which was a formerly 45% owned equity investee
****	Owned by Jiantou Xinyuan

Equity holdings remained unchanged throughout the year ended December 31, 2011.